                                                                Quantum Ventures, Inc.

                                                                8526 Shepherd Way

                                                                Delta BC, Canada

Securities and Exchange Commission                                            July 6, 2005

Washington DC

Attention: Adam Halper

Re: Quantum Ventures, Inc.

Registration Statement on Form SB2/A

Commission File No. 333-119146

We are writing in response to your comment letter dated  March 11, 2005

General

. We substantially reissue prior comment 4. Your MediFlow software is critical to the future of your business, yet the MediFlow software is not described in materially complete terms as requested in our previous comment letters. We note that a discussion of MediFlow's acquisition and development, proposed/current functionality, as well as future development milestones should be provided with specific emphasis on quantifiable estimates on time and costs. For example, in our last comment we requested that you address the costs, requirements and functionality of MediFlow as it would apply to veterinarians, a targeted market. Yet additional disclosure only adds the term "animals" to its functionality without discussing any differences in costs, development requirements, or current functionality of the veterinary market compared to the human market. Please consider substantially revising your disclosure. Please also more clearly discuss such terms as the following in the context of your product:

•

a structured and supervised method of third party specialist information;

•

network functionality;

•

true phase; and

•

Boolean and Heuristic logical algorithms.

We have noted this comment and while it was our intent to develop a version suitable for the Veterinary community, through our research into the costs of developing a Veterinary model of the Mediflow software program we have deemed that it would be far to expensive and extensive to pursue in the near future due to the fact that in veterinary medicine you are not  limited to one species as you are in the case of humans, but rather several different species of animal each with their own  physiological make up and symptoms and treatments. This would involve the creation of numerous data bases, basically one for each species, this  well exceeds the resources we currently have available to us. Consequently we had removed all references to the Veterinary field from our disclosure.

Additionally we have revised our disclosure and have added a Glossary of Terms in the Summary section to explain Boolean and Heuristic algorithms

2. Prior comments 5, 24 and 25. Please describe the functionality of Mediflow as it was developed by World Star. Further it appears from your disclosure that you may own the rights to Mayer Zev's underlying software. Please advise. Further, please advise if your medical "database" is the infectious disease database created by Mayer Zev and advise as to rights of Quantum to use this database.

We have noted this comment and we do own the underlying software used by Mayer Zev and Mayer Zev has the unrestricted right to use the underlying software, however, any further updates to this software remain the property of Quantum.

Quantum has no right to use Mayer Zev’s data base, and additionally Quantum does not own it’s own medical data base at present,  but rather owns the software that provides the frame work to  mange and allow a medical data base to interact with other diagnostic tools.

With respect to the functionality of the Mediflow program as developed by World Star

It was capable of multi tasking and full  windowing display of search results, easy and structured imput

Robust development platform instant and automatic upgrades to software and database, full registration and software access control, complete patient record security protection and remote access.

3. Prior comment 6. Reconcile your statement that Mr. Cherrett is not a shareholder in 3493734 Manitoba Ltd. with the statement under "Current and Planned Development' under Business that "34937343 Manitoba Ltd is a company controlled by Larry Cherrett." Please also describe the nature of the monies owned to 3493734 Manitoba Ltd. by World Star.

 We have noted this comment and have reconciled the text to remove the word “controlled “and have replaced it with the word “managed”.

 With respect to the monies owed 3493734 Manitoba Ltd. by World Star, these monies were loaned under a provincially registered debenture.

4. We reissue comment 7.

We have noted this comment and have provided additional disclosure.

Prospectus Cover Page

5. We reissue comment 9

We have noted this comment and have revised this section.

Summary, page 3

6. We reissue comment 10.

We have noted this comment and deleted this sentence.

Risk Factors, page 4

7. We reissue prior comment: 13. Consider revising the following risk factors:

 "lf we do not obtain additional financing, our business plan will fail."

"We may not be able to generate revenues as we are currently dependent on  the Mediflow software program as our only source of revenue."

"If we are not able to adapt to rapid technology change affecting our software program, web and demonstration sites and develop new products apart from the Mediflow software program, we may not be able to attract or retain customers and we will be unable to stay in business."

We have noted this comment and have revised these risk factors

Description of Business, page 24

Current and Planned Development, page 24.

8. Prior comment 19. Please consider including risk factor disclosure that uncompensated business associates, with only one subject to a confidentiality agreement, have full access to your software in development.

We have noted this comment and are having confidentiality agreements signed by the other parties that have conducted testing on our software program.

9. Please disclose an estimate of the number of business associates conducting testing.

We have noted this comment and have revised our disclosure to estimate the number of Business associates conducting testing or have conducted testing.

10. Prior comment 20. Please revise to disclose the estimated costs associated with contracting an outside marketing consulting firm.

We have noted this comment and have disclosed the estimated cost to hire an outside marketing firm

Intellectual Property, page 26

11. We reissue prior comment 23.

We have noted this comment and have revised this section

Competition page 26

12. Prior comment 5. Fully describe the qualitative or quantitative information regarding your relative position and discuss your "numerous" competitors by name.

We have noted this comment and have provided additional disclosure

Plan of Operation, page 30

Current and Planned Development page 30

13. Prior comment 29. Please revise your first paragraph.  the costs listed are specifically related to becoming a reporting company, please clearly state this.

We have noted this comment and have revised this paragraph

Consider also revising this section to describe all your costs over the next twelve months including any costs associated with trading on a national market. Such costs should be in line with disclosures in your business plan that describe, for example, development of artwork, hiring additional employees, etc.

Management's Discussion and Analysis or Plan of Operation, page 30

14. We reissue prior comment 27 and anticipate the receipt of your amended exhibits with amended disclosure.

We have noted this comment and have provided our amended agreement under Exhibit 10.1

And have added additional disclosure.

15. Prior comment 28. Please disclose the information provided as a supplemental response in your prospectus.

 We have noted this comment and are in the process of completing our application to the National Research Council ( Canada), upon submission we will amend our disclosure accordingly.

16. We reissue prior comment 29. . Please also advise as to the sources used to pay the costs of the fees.

We have noted this comment and have provided sources of funds used to pay these costs

17. Prior comment 30. Please disclose the information provided in your supplemental response regarding how the $4,000 per month in expenditures was derived.

We have noted this comment and have arrived at the figure of $4,000 per month to try and create a balanced budget for ongoing operations. However, these costs may vary as further development progresses.

18. Prior comment 31. Please revise in quantifiable terms the aggregate cost associated with hiring additional employees at each phase of Quantum's plan of operation.

We have note this comment and have provided additional disclosure to reflect the estimated aggregate costs of hiring additional employees and consultants in our initial phase of development

Consolidated Financial Statements

19. We note that the audited financial statements filed in response to our letter dated February 18, 2005 do not appear to contain the revisions discussed in your response letter dated February 11, 2005. Accordingly, we are unable to evaluate your responses to our financial statement comments until revised audited financial statements are filed. In addition, it is unclear why you have included in your filing separate interim financial statements for the periods ended December 31 and September 30, 2004. Please revise and advise.

 We have revised our statements to reflect the changes required

PART II

Sgnatures,

20. Please advise why Mr. Nittiritz is signing as Secretary and Treasurer.

We have noted this comment and have revised the signature page not to include Mr. Nittritz’s Signature.

.Exhibit 3.2

21. Please are unclear as to how you can just delete a provision of your charter documents without ref fling them with Nevada. In this regard, we note that you continue to have on file bylaws dated April 15, 2004.

We have noted this comment and have changed the dates and have refilled our by laws with our registered agent in Nevada

Exhlbit: 99.1

22. Please revise your exhibit index to properly label Exhibit 99.1 pursuant to Item 601(b) of Regulation

S-B.

 We have noted this comment and have revised our index to be in accordance with Item 601(b) of Regulation S-B.

Exhibit 99.2

23. Please revise your exhibit index to properly label Exhibit 99.2 pursuant to Item 601(b) o f Regulation

S-B.

 We have noted this comment and have revised our index to be in accordance with Item 601(b) of Regulation S-B. and have filed this exhibit under 10.2

Exhibit 21.1

24. Prior comment 43. Please file an exhibit that lists any subsidiaries of Quantum Ventures and label it pursuant to Item 601(b)(21) of Regulation S-B.

We have noted this comment and have filed an exhibit of the company’s wholly owned subsidiary under Exhibit 21.1

Yours truly,

/s/Desmond Ross

Desmond Ross, President